PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2021	2020

Computers	956	658
Office furniture and equipment	304	151
Molds	1,729	1,527
Leasehold improvements	569	283
	3,558	2,619
Less: accumulated depreciation	(2,154)	(1,637)
Total property and equipment, net	1,404	982